Notes Payable (Details) - Schedule of credit facilities with banks - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Short-Term Debt [Line Items]
Notes payable	[1]	$ 34,189,022	$ 25,663,633
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 10/10/20 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Apr. 10, 2021
Notes payable	[1]		820,847
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 11/09/20 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 09, 2021
Notes payable	[1]		5,715,776
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 12/17/20 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 17, 2021
Notes payable	[1]		1,233,353
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 12/25/20 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 25, 2021
Notes payable	[1]		990,951
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 12/30/20 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 30, 2021
Notes payable	[1]		1,300,222
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 02/05/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Aug. 05, 2021
Notes payable	[1]		3,075,672
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 03/12/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 12, 2021
Notes payable	[1]		5,437,655
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 10/18/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Apr. 18, 2022
Notes payable	[1]	$ 2,879,656
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 11/12/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 12, 2022
Notes payable	[1]	$ 5,891,074
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 11/23/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 23, 2022
Notes payable	[1]	$ 378,591
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 11/29/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	May 29, 2022
Notes payable	[1]	$ 901,519
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 12/14/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 14, 2022
Notes payable	[1]	$ 865,098
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 12/24/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 24, 2022
Notes payable	[1]	$ 1,954,002
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 12/29/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 30, 2022
Notes payable	[1]	$ 3,692,661
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 02/16/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Aug. 17, 2022
Notes payable	[1]	$ 4,141,923
Jiuzhou Pharmacy [Member] | Hangzhou United Bank [Member] | 03/17/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 17, 2022
Notes payable	[1]	$ 5,299,449
Jiuzhou Pharmacy [Member] | Bank of Hangzhou [Member] | 03/23/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 23, 2022
Notes payable	[1]	$ 297,747
Jiuxin Medicine [Member] | Hangzhou United Bank [Member] | 12/07/20 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 07, 2021
Notes payable	[1]		2,419,382
Jiuxin Medicine [Member] | Hangzhou United Bank [Member] | 12/30/20 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 30, 2021
Notes payable	[1]		4,503,905
Jiuxin Medicine [Member] | Hangzhou United Bank [Member] | 03/12/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 12, 2021
Notes payable	[1]		165,870
Jiuxin Medicine [Member] | Hangzhou United Bank [Member] | 10/18/21[Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Apr. 18, 2022
Notes payable	[1]	$ 550,534
Jiuxin Medicine [Member] | Hangzhou United Bank [Member] | 12/14/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 14, 2022
Notes payable	[1]	$ 2,497,906
Jiuxin Medicine [Member] | Hangzhou United Bank [Member] | 12/29/21 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jun. 30, 2022
Notes payable	[1]	$ 3,050,179
Jiuxin Medicine [Member] | Hangzhou United Bank [Member] | 03/17/22 [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Sep. 17, 2022
Notes payable	[1]	$ 1,788,683

[1]	As of March 31, 2022, the Company had $34,189,022 (RMB 216,734,469) of notes payable from HUB and BOH. The Company is required to hold restricted cash in the amount of $16,786,296 (RMB 106,413,368) with HUB and BOH as collateral against these bank notes. Included in the restricted cash is a total of $9,070,402 three-year deposit (RMB57,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2021, the Company had $25,663,633 (RMB 168,336,897) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,501,401 (RMB 82,001,136) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $6,860,430 three-year deposit (RMB 45,000,000) deposited into HUB as a collateral for current and future notes payable from HUB.